Loans and Allowance for Credit Losses, Loans by FICO Score, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	$ 956,770	[1]	$ 967,604	[1]	$ 916,559	$ 862,551	$ 822,286
Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	453,382		461,068		459,976	447,725	445,196
Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	284,054		275,579		273,869	265,386	258,507
Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	39,713		46,237		53,004	59,717	65,950
Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	37,976		36,700		34,039	31,119	26,882
Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	53,371		62,286		59,966	55,740	50,808
Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	38,268		40,266		$ 39,098	$ 35,763	$ 43,049
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	440,633		445,014
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	271,332		259,561
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	39,686		46,201
Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	37,976		36,700
Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	53,371		62,286
Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	38,268		40,266
PCI Loans Carrying Value [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	12,835		16,731
PCI Loans Carrying Value [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	12,749		16,054					$ 40,100
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	12,722		16,018
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	27		36
PCI Loans Carrying Value [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	0		0
FICO less than 600 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	20,159		23,696
FICO less than 600 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	5,145		6,720
FICO less than 600 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	1,768		2,591
FICO less than 600 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	3,525		3,475
FICO less than 600 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	8,858		9,934
FICO less than 600 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	863		976
FICO 600-639 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	14,360		18,187
FICO 600-639 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	3,487		5,400
FICO 600-639 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	1,253		1,917
FICO 600-639 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	3,101		3,109
FICO 600-639 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	5,615		6,705
FICO 600-639 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	904		1,056
FICO 640-679 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	24,521		32,937
FICO 640-679 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	6,789		10,975
FICO 640-679 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	2,387		3,747
FICO 640-679 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	5,690		5,678
FICO 640-679 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	7,696		10,204
FICO 640-679 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	1,959		2,333
FICO 680-719 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	39,809		52,649
FICO 680-719 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	14,977		23,300
FICO 680-719 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	4,797		6,432
FICO 680-719 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	7,628		7,382
FICO 680-719 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	8,825		11,233
FICO 680-719 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	3,582		4,302
FICO 720-759 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	55,164		70,515
FICO 720-759 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	27,926		38,832
FICO 720-759 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	6,246		9,413
FICO 720-759 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	8,097		7,632
FICO 720-759 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	7,806		8,769
FICO 720-759 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	5,089		5,869
FICO 760-799 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	82,010		141,240
FICO 760-799 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	55,590		103,608
FICO 760-799 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	7,323		14,929
FICO 760-799 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	6,372		6,191
FICO 760-799 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	6,468		8,164
FICO 760-799 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	6,257		8,348
FICO 800 or more [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	171,167		72,057
FICO 800 or more [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	136,729		49,508
FICO 800 or more [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	15,144		6,391
FICO 800 or more [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	2,994		2,868
FICO 800 or more [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	7,845		6,856
FICO 800 or more [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	8,455		6,434
No FICO available [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	9,789		10,086
No FICO available [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	5,546		5,613
No FICO available [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	768		781
No FICO available [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	569		365
No FICO available [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	258		421
No FICO available [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	2,648		2,906
FICO not required [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	8,511		8,042
FICO not required [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	0		0
FICO not required [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	0		0
FICO not required [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	0		0
FICO not required [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	0		0
FICO not required [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	8,511		8,042
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	15,143		15,605
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	15,143		15,605
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	0		0
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	0		0
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	0		0
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	$ 0		$ 0

[1]	(1)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.